Investments in Affiliates (Summarized Balance Sheet Information) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investment In Affiliates [Abstract]
Current assets	$ 632	$ 889
Property, plant and equipment, net	10,213	10,520
Other assets	2,649	2,687
Total assets	13,494	14,096
Current Liabilities	841	1,983
Non-current liabilities	7,950	7,359
Equity	4,703	4,754
Total liabilities and equity	$ 13,494	$ 14,096